Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	NOVA MEASURING INSTRUMENTS LTD
Entity Central Index Key	0001109345
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	26,681,876
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 15,963	$ 18,716
Short-term interest-bearing bank deposits	75,039	66,247
Held to maturity securities		1,582
Trade accounts receivable, net of allowance for doubtful accounts of $68 and $2, respectively	17,362	13,402
Inventories (Note 3)	17,827	9,608
Deferred income tax assets (Note 9)	1,850	2,500
Other current assets	2,549	1,173
TOTAL CURRENT ASSETS	130,590	113,228
LONG-TERM ASSETS
Long-term interest-bearing bank deposits	405	545
Other long-term assets	516	291
Severance pay funds (Note 6)	1,873	2,885
Total long-term assets	2,794	3,721
FIXED ASSETS, NET (Note 4)	8,660	5,998
TOTAL ASSETS	142,044	122,947
CURRENT LIABILITIES
Trade accounts payable	10,819	8,305
Deferred revenues	4,775	2,172
Other current liabilities (Note 5)	8,444	8,082
TOTAL CURRENT LIABILITIES	24,038	18,559
LONG-TERM LIABILITIES
Liability for employee severance pay (Note 6)	2,806	3,851
Deferred revenue	159	611
Other long-term liability	270	20
TOTAL LONG TERM LIABILITIES	3,235	4,482
COMMITMENTS AND CONTINGENCIES (Note 7)
TOTAL LIABILITIES	27,273	23,041
SHAREHOLDERS' EQUITY (Note 8)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares, 26,681,876 shares issued and outstanding at December 31, 2012 and 26,467,542 shares issued and outstanding at December 31, 2011	72	72
Additional paid-in capital	110,990	108,804
Accumulated other comprehensive income	449	(402)
Accumulated profit (deficit)	3,260	(8,568)
Total shareholders' equity	114,771	99,906
Total liabilities and shareholders' equity	$ 142,044	$ 122,947

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 68		$ 2
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued	26,681,876	26,681,876	26,467,542	26,467,542
Ordinary shares, shares outstanding	26,681,876	26,681,876	26,467,542	26,467,542

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Products	$ 77,212	$ 85,562	$ 71,790
Services	18,956	17,266	14,830
Total revenues	96,168	102,828	86,620
COST OF REVENUES:
Products	31,734	33,789	29,056
Services	13,280	11,043	10,148
Total cost of revenues	45,014	44,832	39,204
GROSS PROFIT	51,154	57,996	47,416
OPERATING EXPENSES:
Research and development, net of participation by the Office of the Chief Scientist of $1,679, $2,155, and $2,212, respectively (Note 7a)	24,594	18,677	12,445
Sales and marketing	11,998	11,373	10,133
General and administrative	3,978	3,229	2,968
Total operating expenses	40,570	33,279	25,546
OPERATING INCOME	10,584	24,717	21,870
INTEREST INCOME, NET	1,368	901	305
INCOME BEFORE INCOME TAXES	11,952	25,618	22,175
INCOME TAXES EXPENSES (BENEFIT)	124	(2,500)
NET INCOME FOR THE YEAR	$ 11,828	$ 28,118	$ 22,175
Net income per share:
Basic	$ 0.44	$ 1.07	$ 0.91
Diluted	$ 0.43	$ 1.04	$ 0.86
Shares used in calculation of net income per share:
Basic	26,619	26,232	24,448
Diluted	27,277	26,931	25,692

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, participation by the Office of the Chief Scientist	$ 1,679	$ 2,155	$ 2,212

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income for the year	$ 11,828	$ 28,118	$ 22,175
Other comprehensive income:
Increase (decrease) in fair market value of derivatives	851	(740)	293
Total comprehensive income for the year	$ 12,679	$ 27,378	$ 22,468

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 26,915	$ 56	$ 85,675	$ 45	$ (58,861)
Balance, shares at Dec. 31, 2009		19,977,000
Shares issued in public offering	16,968	12	16,956
Shares issued in public offering, shares		4,428,000
Exercise of warrants	1	1
Exercise of warrants, shares		336,000
Employee share-based plans	1,322	2	1,320
Employee share-based plans, shares	557,407	557,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		77,000
Amortization of deferred stock based compensation	710		710
Other comprehensive income	293			293		293
Net income for the year	22,175				22,175	22,175
Total comprehensive income	22,468					22,468
Balance at Dec. 31, 2010	68,384	71	104,661	338	(36,686)
Balance, shares at Dec. 31, 2010		25,375,000
Exercise of warrants	1,773	1	1,772
Exercise of warrants, shares		581,000
Employee share-based plans	936		936
Employee share-based plans, shares	436,601	436,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		76,000
Amortization of deferred stock based compensation	1,435		1,435
Other comprehensive income	(740)			(740)		(740)
Net income for the year	28,118				28,118	28,118
Total comprehensive income	27,378					27,378
Balance at Dec. 31, 2011	99,906	72	108,804	(402)	(8,568)
Balance, shares at Dec. 31, 2011	26,467,542	26,468,000
Employee share-based plans	259		259
Employee share-based plans, shares	131,922	132,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		82,000
Amortization of deferred stock based compensation	1,927		1,927
Other comprehensive income	851			851		851
Net income for the year	11,828				11,828	11,828
Total comprehensive income	12,679					12,679
Balance at Dec. 31, 2012	$ 114,771	$ 72	$ 110,990	$ 449	$ 3,260
Balance, shares at Dec. 31, 2012	26,681,876	26,682,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 11,828	$ 28,118	$ 22,175
Adjustments to reconcile net income to net cash from (used in) operations:
Depreciation and amortization	2,783	1,700	1,260
Loss related to equipment and inventory damage	509
Amortization of deferred stock-based compensation	1,927	1,435	710
Deferred (increase) in deferred income tax assets, net	694	(2,500)
Increase (decrease) in liability for employee termination benefits, net	(27)	43	108
Increase in trade accounts receivables	(3,960)	(240)	(1,617)
Increase in inventories	(10,513)	(1,056)	(7,526)
Decrease (increase) in other current and long term assets	(467)	(305)	197
Increase (decrease) in trade accounts payables and other long term liabilities	2,510	(1,639)	6,242
Increase in other current liabilities	283	159	2,740
Increase (decrease) in short and long term deferred income	2,151	(614)	1,543
Net cash provided by operating activities	7,718	25,101	25,832
CASH FLOWS - INVESTING ACTIVITIES
Increase in short-term interest-bearing bank deposits	(8,792)	(30,685)	(26,955)
Decrease (increase) in long-term interest-bearing bank deposits	140	86	(70)
Proceeds from (investments in) short-term held to maturity securities	1,582	(1,582)
Purchase of fixed assets	(3,660)	(2,307)	(1,565)
Net cash used in investing activities	(10,730)	(34,488)	(28,590)
CASH FLOWS - FINANCING ACTIVITIES
Shares issued in a public offering			16,968
Shares issued under employee share-based plans	259	2,709	1,323
Net cash provided by financing activities	259	2,709	18,291
Increase (decrease) in cash and cash equivalents	(2,753)	(6,678)	15,533
Cash and cash equivalents - beginning of year	18,716	25,394	9,861
Cash and cash equivalents - end of year	15,963	18,716	25,394
SCHEDULE A -NON CASH ACTIVITIES
Transfer of assets from inventory to fixed assets, net of transfer from fixed assets to inventory	$ 1,802	$ 2,297	$ 626

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1 - GENERAL

A.	Business Description:

Nova Measuring Instruments Ltd. (the "Company") was incorporated in May 1993 and commenced operations in October 1993 in the design, development and production of integrated process control systems, used in the manufacturing of semiconductors. In October 1995, the Company began manufacturing and marketing its systems. In recent years, the Company expanded its product offering to include stand alone systems.

The Company continues research and development for the next generation of its products and additional applications for such products. The Company operates in one operating segment.

The Company has wholly owned subsidiaries in the United States of America (the "U.S."), Japan, The Netherlands, Taiwan and Korea. The subsidiaries (the "subsidiaries") are engaged in pre-sale activities and providing technical support to customers.

The ordinary shares of the Company are traded on The NASDAQ Global Market since April, 2000 and on the Tel-Aviv Stock Exchange since June, 2002.

B.	Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C.	Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the "dollar"). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel ("NIS").

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 ("ASC 830"), "Foreign Currency Translation". Net financing income includes translation gains (losses), which were immaterial for all years presented.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Principles of Consolidation and Basis of Presentation:

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries ("the Group"), after elimination of material intercompany transactions and balances.

The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

B.	Cash and Cash Equivalents:

Cash and cash equivalents are comprised of cash and demand deposits in banks and other short-term, highly liquid investments (primarily interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

C.	Allowance for Doubtful Accounts:

The allowance for doubtful accounts is computed on the specific identification basis.

D.	Short-Term Held to Maturity Investments:

Securities held to maturity include investments in debt securities that the Company has positive intent and ability to hold to maturity. Securities held to maturity are measured at amortized cost.

Short-term held to maturity investments include investments in debt securities with maturities of more than three months but less than one year.

E.	Inventories:

Inventories are presented at the lower of cost or market. Cost is determined as follows:
Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on assumptions about future demand and market conditions.

F.	Fixed assets:

Fixed assets are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Leasehold improvements are amortized using the straight-line method, over the expected useful lives of the improvements.

G.	Accrued Warranty Costs:

Accrued warranty costs are calculated in respect of the warranty period on the Company's products (generally one year) and are based on the Company's prior experience and in accordance with management's estimate. See Note 5B for disclosure with regard to accrued warranty costs.

H.	Revenue Recognition:

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

ASU No. 2009-13, requires allocation of arrangement consideration among the separate units of accounting based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence ("VSOE") of selling price, third party evidence of selling price ("TPE") or the vendor's best estimate of estimated selling price ("ESP") for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

ASU No. 2009-14, modified the scope of the software revenue recognition guidance to exclude (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's functionality.

The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

I.	Research and Development:

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist ("OCS") as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in Cost of Goods Sold.

J.	Income Taxes:

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, "Income Taxes". Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

K.	Share-Based Compensation:

The Company accounts for equity based compensation using ASC 718-10 "Share-Based Payment," which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions:

	2 0 1 2	2 0 1 1	2 0 1 0
Risk-free interest rate	0.66%	1.35%	2.35%
Expected life of options	4.75 years	4.75 years	6.25 years
Expected volatility	87.86%	88.06%	81.77%
Expected dividend yield	0%	0%	0%

L.	Earnings per Share:

Earnings per share are presented in accordance with ASC 260-10, "Earnings per Share." Pursuant to which, basic earnings (loss) per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period. Diluted earnings (loss) per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 824,664 in 2012, 449,237 in 2011 and 490,500 in 2010.

M.	Fair Value Measurements:

The fair values of our cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of our derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts we would receive upon sale or pay upon transfer, taking into consideration current market rates. We calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of our derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, our derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for our option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

N.	Derivative Financial Instruments:

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 12 for disclosure of the derivative financial instruments in accordance with such pronouncements.

O.	Impairment of long-lived assets:

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

P.	New Accounting Pronouncements:

In July 2012, the FASB amended its existing guidance for goodwill and other intangible assets. This authoritative guidance gives companies the option to first perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. To perform a qualitative assessment, a company must identify and evaluate changes in economic, industry and company-specific events and circumstances that could affect the significant inputs used to determine the fair value of an indefinite-lived intangible asset. If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. This authoritative guidance is effective January 1, 2013, with early adoption permitted. The implementation of this authoritative guidance is not expected to have a material impact on the Company's financial position or results of operations.

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Amendments to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income ("ASU 2013-03"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective, for public entities, prospectively for reporting periods beginning after December 15, 2012. The adoption of the ASU does not expect to impact the company's financial position or results of operations.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3 - INVENTORIES

A.	Composition:
	As of December 31,
	2 0 1 2	2 0 1 1

Raw materials	$2,972	$589
Work in process	6,582	5,195
Finished goods	8,273	3,824
	$17,827	$9,608

B.	Including write-off of $1,399 and $1,019 for 2012 and 2011 respectively, presented in the consolidated statements of operations.

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET
NOTE 4 - FIXED ASSETS, NET
Composition:
	As of December 31,
	2 0 1 2	2 0 1 1
Cost:
Electronic equipment	$17,164	$13,283
Office furniture and equipment	889	856
Leasehold improvements	4,295	3,217
	22,348	17,356
Accumulated depreciation and amortization:
Electronic equipment	10,651	8,719
Office furniture and equipment	731	648
Leasehold improvements	2,306	1,991
	13,688	11,358

Net book value	$8,660	$5,998

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 5 - OTHER CURRENT LIABILITIES

A. Consists of:
	As of December 31,
	2 0 1 2	2 0 1 1

Accrued salaries and fringe benefits	$4,824	$3,869
Accrued warranty costs (See B below)	1,994	2,044
Governmental institutions	1,356	1,066
Investment in financial instruments	-	402
Other	270	701
	$8,444	$8,082

B. Accrued warranty costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2012 and 2011:

	As of December 31,
	2 0 1 2	2 0 1 1

Balance as of beginning of year	$2,044	$2,347
Services provided under warranty	(2,100)	(2,518)
Changes in provision	2,050	2,215
Balance as of end of year	$1,994	$2,044

LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET [Abstract]
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET
NOTE 6 - LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET

Israeli law and labor agreements determine the obligations of the Company to make severance payments to dismissed employees and to employees leaving employment under certain other circumstances. The obligation for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's most recent salary. The liability is partially covered through insurance policies purchased by the Company and deposits in a severance fund. Severance-pay expenses amounted to $73, $42 and $844 for year 2012, 2011 and 2010, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7 - COMMITMENTS AND CONTINGENCIES

A.
The Company has received grants in the aggregate amount of $22,368 from the OCS, as participation of up to 60% of certain development costs. In consideration for such grants, the Company has undertaken to pay royalties amounting to 3%-3.5% of the net sales of products developed, directly or indirectly, from the projects financed, not to exceed 100% of the grants received. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. Royalty expense amounted to $609, $265 and $130 for the years 2012, 2011 and 2010, respectively. The balance of the contingent liability to the OCS as of December 31, 2012 was approximately $19,787 (December 31, 2011: $17,517).

B.	The Group rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2016. The minimum rental payments are as follows:

Year

2013	$1,250
2014	$1,149
2015	$976
2016	$8

Rental expense for the facilities amounted to $1,388, $1,283 and $1,125 for 2012, 2011 and 2010, respectively.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8 - SHAREHOLDERS' EQUITY

A.	Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Purchase Agreement:

On February 28, 2007, the Company entered into Share Purchase Agreement with four investors for the private placement of 1,937,983 ordinary shares of the Company, at a price of $2.58 per share, for gross proceeds of $5,000. As part of the transaction, the Company issued warrants to the investors for the purchase of 1,453,485 additional ordinary shares at an exercise price of $3.05 per share. On March 13, 2007, the shares were issued and the proceeds from the private placement were received. 872,092 warrants were exercised and converted into 336,134 shares by one investor in March, 2010. 581,393 warrants were exercised and converted into 581,393 shares by another investor during January 2011.

C.	Employee Incentive Plans:

The Company's Board of directors approves, from time to time, employee incentive plans, the last of which was approved in October 2007. Employee incentive plans include stock options, restricted stock units and restricted stock awards.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
Cost of Revenues:
Products	$305	$202	$97
Services	106	91	35
Research and Development expenses	921	601	313
Sales and Marketing expenses	497	470	141
General and Administration expenses	96	71	124
Total	$1,925	$1,435	$710

Stock options usually vest over four years and their term may not exceed 10 years. The exercise price of each option is usually the market price of the underlying share at the date of each grant.

Through December 31, 2012, 9,958,551 share options have been issued under the plans, of which 3,834,167 options have been exercised, 4,280,037 options have been cancelled, and 867,134 options were exercisable as of December 31, 2012.

The weighted average fair value (in dollars) of the options granted during 2012, 2011and 2010, according to Black-Scholes option-pricing model, amounted to $5.32, $5.94 and $4.06 per option, respectively. Fair value was determined on the basis of the price of the Company's share.

Summary of the status of the Company's share option plans as of December 31, 2012, 2011 and 2010, as well as changes during each of the years then ended, is presented below:

	2 0 1 2		2 0 1 1		2 0 1 0
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,575,814	4.84	1,631,072	2.96	1,827,862	1.99
Granted	452,494	7.98	444,237	8.81	490,500	5.66
Exercised	131,922	2.03	436,601	2.12	557,407	2.45
Cancelled	52,039	7.1	62,894	4.05	129,883	1.73
Outstanding - year end	1,844,347	5.75	1,575,814	4.84	1,631,072	2.96

Options exercisable at year-end	867,134	3.86	634,252	2.95	697,336	2.23

The following table summarizes information about share options outstanding as of December 31, 2012:

Outstanding as of				Exercisable as of
December 31, 2012				December 31, 2012
prices Range of exercise	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.43-1.79	344,407	5.72	1.22	284,936	1.23
2.86-2.87	229,709	1.42	2.86	229,709	2.86
4.20-4.78	133,000	7.46	4.23	83,792	4.24
5.48-6.70	302,567	6.70	6.39	163,821	6.36
7.40-7.91	337,494	6.62	7.81	5,208	7.40
8.38-8.40	390,501	5.86	8.39	66,750	8.40
10.12-10.83	106,669	4.84	10.47	32,918	10.41
	1,844,347	5.74	5.75	867,134	3.86

Unrecognized compensation expense

As of December 31, 2012, there was $2,093 of total unrecognized compensation cost related to non-vested employee options and $89 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units ("RSU") grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of the RSU awards is being recognized on a straight-line basis over vesting period. As of December 31, 2012, 346,619 RSU's, had been issued, 236,224 RSU's had been vested, 3,425 had been cancelled. As of December 31, 2011, 331,451 RSU's, had been issued, 153,812 RSU's had been vested, 1,350 had been cancelled.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

A.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986:

A "foreign investor" company may measure and reflect its results for Israeli tax purposes in accordance with the changes in the exchange rate of the NIS against the US dollar, pursuant to the provisions of the Israeli Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986. During 2012, The Company elected to measure its Israeli taxable income in the exchange rate of NIS against the U.S. dollar rather than in NIS. This election is applicable for a four taxable years commencing on January 1, 2012.

B.	Law for the Encouragement of Capital Investments - 1959:

Part of the Company's investment in equipment has received approvals in accordance with the Law for the Encouragement of Capital Investments, 1959 ("Approved Enterprise" status) in three separate investment plans. The Company has chosen to receive its benefits through the "Alternative Benefits" track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 4 years and for the second and third plans for a period of 2 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 3 years for the first plan and 5 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. The first and second plan benefit periods have already expired. The benefit period of the third plan have not yet commenced.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company's shares. A 15% withholding tax may be deducted from dividends distributed to the recipients.

An amendment to the Investments Law, which was enacted on November 12, 2012 (the "Trapped Profits Law") offers reduced corporate income tax rates intended to encourage the distribution of profits derived from tax-exempt income accumulated up to December 31, 2011. The Trapped Profits Law provides a formula, pursuant to which the higher the amount of income a company would be willing to release, the lower would the applicable corporate income tax rate be for that company with respect to such income (the tax rate may be reduced to a minimum of 6%). A company opting to utilize the Trapped Profits Law would be required to meet certain conditions, including, among others, an obligation of the company to invest in an Industrial Enterprise. The Company anticipates that, for the foreseeable future, it will retain any earnings to support operations and to finance the growth and development of our business. Therefore, the Company does not expect to pay cash dividends for at least the next several years.

In 2011, based on Company investments in property and equipment in the years 2009 and 2008, the Company submitted a request to approve a new plan (fourth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law. The commencing year was 2010. The expected expiration year is 2021.

The Company has not provided deferred taxes on future distributions of tax-exempt earnings, as management and the Board of Directors have not yet determined to pay any dividend in the future. Accordingly, such earnings have been considered to be permanently reinvested.

In 2011, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (Requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

C.	Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "Industrial Company" under the Law for the encouragement of Industry (Taxation), 1969 and, therefore, is entitled to certain tax benefits, mainly accelerated rates of depreciation.

D.	Deferred Taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 2	2 0 1 1

Israel net operating loss carry-forwards (*)	$1,317	$6,231
Temporary differences relating to reserve and allowances	489	1,709
Total net deferred tax asset before valuation allowance	1,806	7,940
Valuation allowance	-	(5,440)
Net deferred tax asset	$1,806	$2,500
(*) Deferred taxes were calculated based on effective tax rates.

Presentation in balance sheets:

	December 31,
	2 0 1 2	2 0 1 1

Current deferred income tax	$1,850	$2,500
Other long term assets	210	-
Other long term liability	(254)	-
	$1,806	$2,500

Under ASC 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized.

The adjustment is made by a valuation allowance. Since the realization of the net operating loss carry-forwards and deductible temporary differences in 2011 was not considered more likely than not, a partial valuation allowance has been created.

For 2012, based on historical taxable income from continuing operations and projections for future taxable income the Company determined that it is more likely than not that some of its deferred tax assets are expected to be realized, and reversed all of the valuation allowance. The reversal of the valuation allowance and other adjustments to the deferred tax assets resulted in the recognition of tax benefit of $1,806 in 2012. The Company has accumulated losses for Israeli income tax purposes as of December 31, 2012, 2011 and 2010 in the amount of approximately $6,285, $15,690 and $53,400, respectively. These losses may be carried forward and offset against taxable income in the future for an indefinite period.

E.	Tax Reconciliation:

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:
	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Net income before taxes	$11,952	$25,618	$22,175
Theoretical tax expenses	2,988	6,148	5,544
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	46	36	117
Different tax rates of deferred taxes	1,901	-	-
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	(3,731)	-
Reinstate advances paid to tax authorities	(747)	-	-
Change in valuation allowance	(4,080)	(4,881)	(5,609)
Other	16	(72)	(52)
	(2,864)	(8,648)	(5,544)
Actual tax expense (benefit)	$124	$(2,500)	$-

F.	Effective Tax Rates:

The Company's effective tax rates differ from the statutory rates applicable to the Company for all years presented due primarily to its tax losses carry-forward.

G.	Tax Assessments:

The Company has either received final tax assessments or the applicable statute of limitations rules have become effective through tax year 2008. One subsidiary received final tax assessments through tax year 2008. The other subsidiaries did not receive final tax assessments since their incorporation.

H.	Uncertain Tax Positions:

The taxation of the Company's business is subject to the application of multiple and sometimes conflicting tax laws and regulations as well as multinational tax conventions. The application of tax laws and regulations is subject to legal and factual interpretation, judgment and uncertainty. Tax laws themselves are subject to change as a result of changes in fiscal policy, changes in legislation and the evolution of regulations and court rulings. Consequently, taxing authorities may impose tax assessments or judgments against the Company that could materially impact its tax liability and/or its effective income tax rate.

As of December 31, 2012, The Company maintains uncertain tax positions accruals in the amounts of $255.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

G.	Income from other sources in Israel:

Income not eligible for benefits under the Approved Enterprise Law mentioned in a. above is taxed at the corporate tax rate of 25% in 2010, 24% in 2011 and 25% in 2012. On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% from 2012.

GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 10 - GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by geographic area (as percentage of total sales):

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	%	%	%

USA	23	20	40
Europe	6	8	2
Japan	1	3	5
Asia Pacific excluding Japan	70	69	53
Total	100	100	100

B.	Sales by major customers (as percentage of total sales):

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	%	%	%

Customer A	1	6	17
Customer B	10	3	8
Customer C	41	29	24
Customer D	5	5	13
Customer E	6	8	15
Customer F	11	9	-
Others	26	40	23
Total	100	100	100

C.	Assets by location:

Substantially all fixed assets are located in Israel.

TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 11 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors' fees (including the chairman of the Board) for the year 2012 amounted to $204 (2011 - $205, 2010 - $227). The number of stock options granted to directors in 2012 amounted to 125,000.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
NOTE 12 - FINANCIAL INSTRUMENTS

A.	Fair value of financial instruments:

A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that impose on one entity a contractual obligation either to deliver cash or receive cash or another financial instrument to or from a second entity. Examples of financial instruments include cash and cash equivalents, short-term interest-bearing bank deposits, held to maturity securities, trade accounts receivable, investments, trade accounts payable, accrued expenses, options and forward contracts.

At December 31, 2012 and 2011 the fair market value of the Company's financial instruments did not materially differ from their respective book value.

B.	Hedging activities:

The Company enters into forward contracts and currency options to hedge its balance sheet exposure as well as certain future cash flows in connection with certain operating expenses and anticipated probable transactions which are expected to be denominated in New Israeli Shekel ("NIS").

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli banks, for which credit risk is considered immaterial. The Company does not hold or issue derivatives for trading purposes.

The notional amounts of the hedging instruments as of December 31, 2012 and December 31, 2011 were $13,284 and $8,905, respectively. The terms of all of these currency derivatives are less than one year.

C.	Derivative Instruments

The fair value of derivative contracts as of December 31, 2011 and December 31, 2010 was as follows:
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 2	2 0 1 1	2 0 1 2	2 0 1 1

Derivatives designated as hedging instruments in cash flow hedge	$449	$-	$-	$402

The following table represents the balance of derivative instruments as of December 31, 2012 and 2011, and their impact on accumulated other comprehensive income ("OCI") for the year ended December 31, 2012:

Balance at December 31,2011	$(402)
Amount of loss recognized in OCI	735
Amount of gain reclassified from OCI to income	116
Balance at December 31,2012	$449

The impact of derivative instrument on total operating expenses in the year ended December 31, 2012, 2011 and 2010 was:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Gain (loss) on derivative instruments	$(116)	$496	$113

GENERAL (Policies)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Use of Estimates in the Preparation of Financial Statements:
B.	Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial Statements in U.S. Dollars:
C.	Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the "dollar"). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel ("NIS").

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 ("ASC 830"), "Foreign Currency Translation". Net financing income includes translation gains (losses), which were immaterial for all years presented.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation and Basis of Presentation:
A.	Principles of Consolidation and Basis of Presentation:

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries ("the Group"), after elimination of material intercompany transactions and balances.

The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America.

Cash and Cash Equivalents:
B.	Cash and Cash Equivalents:

Cash and cash equivalents are comprised of cash and demand deposits in banks and other short-term, highly liquid investments (primarily interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

Allowance for Doubtful Accounts:
C.	Allowance for Doubtful Accounts:
The allowance for doubtful accounts is computed on the specific identification basis.
Short-Term Held to Maturity Investments:
D.	Short-Term Held to Maturity Investments:

Securities held to maturity include investments in debt securities that the Company has positive intent and ability to hold to maturity. Securities held to maturity are measured at amortized cost.

Short-term held to maturity investments include investments in debt securities with maturities of more than three months but less than one year.

Inventories:
E.	Inventories:

Inventories are presented at the lower of cost or market. Cost is determined as follows:
Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on assumptions about future demand and market conditions.

Fixed assets:
F.	Fixed assets:

Fixed assets are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Leasehold improvements are amortized using the straight-line method, over the expected useful lives of the improvements.

Accrued Warranty Costs:
G.	Accrued Warranty Costs:

Accrued warranty costs are calculated in respect of the warranty period on the Company's products (generally one year) and are based on the Company's prior experience and in accordance with management's estimate. See Note 5B for disclosure with regard to accrued warranty costs.

Revenue Recognition:
H.	Revenue Recognition:

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

ASU No. 2009-13, requires allocation of arrangement consideration among the separate units of accounting based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence ("VSOE") of selling price, third party evidence of selling price ("TPE") or the vendor's best estimate of estimated selling price ("ESP") for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

ASU No. 2009-14, modified the scope of the software revenue recognition guidance to exclude (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's functionality.

The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

Research and Development:
I.	Research and Development:

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist ("OCS") as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in Cost of Goods Sold.

Income Taxes:
J.	Income Taxes:

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, "Income Taxes". Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Share-Based Compensation:
K.	Share-Based Compensation:

The Company accounts for equity based compensation using ASC 718-10 "Share-Based Payment," which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions:

	2 0 1 2	2 0 1 1	2 0 1 0
Risk-free interest rate	0.66%	1.35%	2.35%
Expected life of options	4.75 years	4.75 years	6.25 years
Expected volatility	87.86%	88.06%	81.77%
Expected dividend yield	0%	0%	0%

Earnings per Share:
L.	Earnings per Share:

Earnings per share are presented in accordance with ASC 260-10, "Earnings per Share." Pursuant to which, basic earnings (loss) per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period. Diluted earnings (loss) per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 824,664 in 2012, 449,237 in 2011 and 490,500 in 2010.

Fair Value Measurements:
M.	Fair Value Measurements:

The fair values of our cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of our derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts we would receive upon sale or pay upon transfer, taking into consideration current market rates. We calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of our derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, our derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for our option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

Derivative Financial Instruments:
N.	Derivative Financial Instruments:

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 12 for disclosure of the derivative financial instruments in accordance with such pronouncements.

Impairment of long-lived assets:
O.	Impairment of long-lived assets:

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

New Accounting Pronouncements:
P.	New Accounting Pronouncements:

In July 2012, the FASB amended its existing guidance for goodwill and other intangible assets. This authoritative guidance gives companies the option to first perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. To perform a qualitative assessment, a company must identify and evaluate changes in economic, industry and company-specific events and circumstances that could affect the significant inputs used to determine the fair value of an indefinite-lived intangible asset. If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. This authoritative guidance is effective January 1, 2013, with early adoption permitted. The implementation of this authoritative guidance is not expected to have a material impact on the Company's financial position or results of operations.

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Amendments to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income ("ASU 2013-03"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective, for public entities, prospectively for reporting periods beginning after December 15, 2012. The adoption of the ASU does not expect to impact the company's financial position or results of operations.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Fixed Assets
Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Weighted Average Assumptions Used in Determining Fair Market Value of Options
	2 0 1 2	2 0 1 1	2 0 1 0
Risk-free interest rate	0.66%	1.35%	2.35%
Expected life of options	4.75 years	4.75 years	6.25 years
Expected volatility	87.86%	88.06%	81.77%
Expected dividend yield	0%	0%	0%

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Inventories
	As of December 31,
	2 0 1 2	2 0 1 1

Raw materials	$2,972	$589
Work in process	6,582	5,195
Finished goods	8,273	3,824
	$17,827	$9,608

FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
Schedule of Fixed Assets, Net
	As of December 31,
	2 0 1 2	2 0 1 1
Cost:
Electronic equipment	$17,164	$13,283
Office furniture and equipment	889	856
Leasehold improvements	4,295	3,217
	22,348	17,356
Accumulated depreciation and amortization:
Electronic equipment	10,651	8,719
Office furniture and equipment	731	648
Leasehold improvements	2,306	1,991
	13,688	11,358

Net book value	$8,660	$5,998

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2 0 1 2	2 0 1 1

Accrued salaries and fringe benefits	$4,824	$3,869
Accrued warranty costs (See B below)	1,994	2,044
Governmental institutions	1,356	1,066
Investment in financial instruments	-	402
Other	270	701
	$8,444	$8,082

Changes in the Product Warranty Accrual
	As of December 31,
	2 0 1 2	2 0 1 1

Balance as of beginning of year	$2,044	$2,347
Services provided under warranty	(2,100)	(2,518)
Changes in provision	2,050	2,215
Balance as of end of year	$1,994	$2,044

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
Year

2013	$1,250
2014	$1,149
2015	$976
2016	$8

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations
	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
Cost of Revenues:
Products	$305	$202	$97
Services	106	91	35
Research and Development expenses	921	601	313
Sales and Marketing expenses	497	470	141
General and Administration expenses	96	71	124
Total	$1,925	$1,435	$710

Status of the Company's Share Option Plans
	2 0 1 2		2 0 1 1		2 0 1 0
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,575,814	4.84	1,631,072	2.96	1,827,862	1.99
Granted	452,494	7.98	444,237	8.81	490,500	5.66
Exercised	131,922	2.03	436,601	2.12	557,407	2.45
Cancelled	52,039	7.1	62,894	4.05	129,883	1.73
Outstanding - year end	1,844,347	5.75	1,575,814	4.84	1,631,072	2.96

Options exercisable at year-end	867,134	3.86	634,252	2.95	697,336	2.23

Information about Share Options Outstanding
Outstanding as of				Exercisable as of
December 31, 2012				December 31, 2012
prices Range of exercise	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.43-1.79	344,407	5.72	1.22	284,936	1.23
2.86-2.87	229,709	1.42	2.86	229,709	2.86
4.20-4.78	133,000	7.46	4.23	83,792	4.24
5.48-6.70	302,567	6.70	6.39	163,821	6.36
7.40-7.91	337,494	6.62	7.81	5,208	7.40
8.38-8.40	390,501	5.86	8.39	66,750	8.40
10.12-10.83	106,669	4.84	10.47	32,918	10.41
	1,844,347	5.74	5.75	867,134	3.86

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets
	As of December 31,
	2 0 1 2	2 0 1 1

Israel net operating loss carry-forwards (*)	$1,317	$6,231
Temporary differences relating to reserve and allowances	489	1,709
Total net deferred tax asset before valuation allowance	1,806	7,940
Valuation allowance	-	(5,440)
Net deferred tax asset	$1,806	$2,500
(*) Deferred taxes were calculated based on effective tax rates.

Schedule of Presentation in Balance Sheets for Deferred Taxes
	December 31,
	2 0 1 2	2 0 1 1

Current deferred income tax	$1,850	$2,500
Other long term assets	210	-
Other long term liability	(254)	-
	$1,806	$2,500

Reconciliation of Theoretical and Actual Tax Expense
	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Net income before taxes	$11,952	$25,618	$22,175
Theoretical tax expenses	2,988	6,148	5,544
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	46	36	117
Different tax rates of deferred taxes	1,901	-	-
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	(3,731)	-
Reinstate advances paid to tax authorities	(747)	-	-
Change in valuation allowance	(4,080)	(4,881)	(5,609)
Other	16	(72)	(52)
	(2,864)	(8,648)	(5,544)
Actual tax expense (benefit)	$124	$(2,500)	$-

GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
Sales by Geographic Area as Percentage of Total Sales
Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	%	%	%

USA	23	20	40
Europe	6	8	2
Japan	1	3	5
Asia Pacific excluding Japan	70	69	53
Total	100	100	100

Sales by Major Customers as Percentage of Total Sales
Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	%	%	%

Customer A	1	6	17
Customer B	10	3	8
Customer C	41	29	24
Customer D	5	5	13
Customer E	6	8	15
Customer F	11	9	-
Others	26	40	23
Total	100	100	100

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Derivative Contracts
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 2	2 0 1 1	2 0 1 2	2 0 1 1

Derivatives designated as hedging instruments in cash flow hedge	$449	$-	$-	$402

Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income
Balance at December 31,2011	$(402)
Amount of loss recognized in OCI	735
Amount of gain reclassified from OCI to income	116
Balance at December 31,2012	$449

Impact of Derivative Instruments on Total Operating Expenses
Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Gain (loss) on derivative instruments	$(116)	$496	$113

SIGNIFICANT ACCOUNTING POLICIES (Narrative)(Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share	824,664	449,237	490,500

SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Fixed Assets)(Details)	12 Months Ended
Dec. 31, 2012
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years

SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options)(Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Risk-free interest rate	0.66%	1.35%	2.35%
Expected life of options	4 years 9 months	4 years 9 months	6 years 3 months
Expected volatility	87.86%	88.06%	81.77%
Expected dividend yield	0.00%	0.00%	0.00%

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 2,972	$ 589
Work in process	6,582	5,195
Finished goods	8,273	3,824
Inventories	17,827	9,608
Write-offs	$ 1,399	$ 1,019

FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost:	$ 22,348	$ 17,356
Accumulated depreciation and amortization:	13,688	11,358
Net book value	8,660	5,998
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	17,164	13,283
Accumulated depreciation and amortization:	10,651	8,719
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	889	856
Accumulated depreciation and amortization:	731	648
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	4,295	3,217
Accumulated depreciation and amortization:	$ 2,306	$ 1,991

OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Accrued salaries and fringe benefits	$ 4,824	$ 3,869
Accrued warranty costs (See B below)	1,994	2,044	2,347
Governmental institutions	1,356	1,066
Investment in financial instruments		402
Other	270	701
Other current liabilities	$ 8,444	$ 8,082

OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 2,044	$ 2,347
Services provided under warranty	(2,100)	(2,518)
Changes in provision	2,050	2,215
Balance as of end of year	$ 1,994	$ 2,044

LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET [Abstract]
Severance-pay expenses	$ 73	$ 42	$ 844

COMMITMENTS AND CONTINGENCIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Aggregate research and development participation	$ 22,368
Participation rate	60.00%
Royalty expense	609	265	130
Contingent liability	$ 19,787	$ 17,517
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.00%
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.50%
Royalties payable, percent of grants received	100.00%

COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 1,250
2014	1,149
2015	976
2016	8
Rental expense	$ 1,388	$ 1,283	$ 1,125

SHAREHOLDERS' EQUITY (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended			236 Months Ended
	Mar. 13, 2007	Jan. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Shares issued	1,937,983
Shares issued, value	$ 5,000					$ 16,968
Price per share	$ 2.58
Shares entitled by warrants	1,453,485
Warrants exercise price	3.05
Warrants exercised		581,393	872,092
Shares issued upon warrant exercise		581,393	336,134
Share options issued							9,958,551
Exercised				131,922	436,601	557,407	3,834,167
Options cancelled				52,039	62,894	129,883	4,280,037
Options exercisable				867,134	634,252	697,336	867,134
Weighted-average fair value of options granted				$ 5.32	$ 5.94	$ 4.06
Unrecognized compensation cost related to non-vested employee options				2,093			2,093
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued, vesting period				4 years
Unrecognized compensation cost, recognition period				4 years
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested restricted shares				$ 89			$ 89
Unrecognized compensation cost, recognition period				4 years
Annual vesting rate				25.00%	25.00%
RSUs issued				346,619	331,451
RSUs vested				236,224	153,812
RSUs cancelled				3,425	1,350
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued, term				10 years

SHAREHOLDERS' EQUITY (Effects of Stock-Based Compensation in the Statements of Operations)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,925	$ 1,435	$ 710
Products [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	305	202	97
Services [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	106	91	35
Research and Development expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	921	601	313
Sales and Marketing expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	497	470	141
General and Administration expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 96	$ 71	$ 124

SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans)(Details) (USD $)	12 Months Ended			236 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Share options
Outstanding - beginning of year	1,575,814	1,631,072	1,827,862
Granted	452,494	444,237	490,500
Exercised	131,922	436,601	557,407	3,834,167
Cancelled	52,039	62,894	129,883	4,280,037
Outstanding - year end	1,844,347	1,575,814	1,631,072	1,844,347
Options exercisable at year-end	867,134	634,252	697,336	867,134
Weighted average exercise price
Outstanding - beginning of year	$ 4.84	$ 2.96	$ 1.99
Granted	$ 7.98	$ 8.81	$ 5.66
Exercised	$ 2.03	$ 2.12	$ 2.45
Forfeited	$ 7.1	$ 4.05	$ 1.73
Outstanding - year end	$ 5.75	$ 4.84	$ 2.96	$ 5.75
Options exercisable at year-end	$ 3.86	$ 2.95	$ 2.23	$ 3.86

SHAREHOLDERS' EQUITY (Information About Share Options Outstanding)(Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding, Outstanding	1,844,347	1,575,814
Weighted average remaining contractual life (in years), Outstanding	5 years 8 months 27 days
Weighted average exercise price, Outstanding	$ 5.75	$ 4.84
Number exercisable, Exercisable	867,134	634,252
Weighted average exercise price, Exercisable	$ 3.86	$ 2.95
0.43-1.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.43
Exercise Prices, maximum	$ 1.79
Number outstanding, Outstanding	344,407
Weighted average remaining contractual life (in years), Outstanding	5 years 8 months 19 days
Weighted average exercise price, Outstanding	$ 1.22
Number exercisable, Exercisable	284,936
Weighted average exercise price, Exercisable	$ 1.23
2.86-2.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.86
Exercise Prices, maximum	$ 2.87
Number outstanding, Outstanding	229,709
Weighted average remaining contractual life (in years), Outstanding	1 year 5 months 1 day
Weighted average exercise price, Outstanding	$ 2.86
Number exercisable, Exercisable	229,709
Weighted average exercise price, Exercisable	$ 2.86
4.20-4.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.2
Exercise Prices, maximum	$ 4.78
Number outstanding, Outstanding	133,000
Weighted average remaining contractual life (in years), Outstanding	7 years 5 months 16 days
Weighted average exercise price, Outstanding	$ 4.23
Number exercisable, Exercisable	83,792
Weighted average exercise price, Exercisable	$ 4.24
5.48-6.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.48
Exercise Prices, maximum	$ 6.7
Number outstanding, Outstanding	302,567
Weighted average remaining contractual life (in years), Outstanding	6 years 8 months 12 days
Weighted average exercise price, Outstanding	$ 6.39
Number exercisable, Exercisable	163,821
Weighted average exercise price, Exercisable	$ 6.36
7.40-7.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 7.4
Exercise Prices, maximum	$ 7.91
Number outstanding, Outstanding	337,494
Weighted average remaining contractual life (in years), Outstanding	6 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 7.81
Number exercisable, Exercisable	5,208
Weighted average exercise price, Exercisable	$ 7.4
8.38-8.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 8.38
Exercise Prices, maximum	$ 8.4
Number outstanding, Outstanding	390,501
Weighted average remaining contractual life (in years), Outstanding	5 years 10 months 10 days
Weighted average exercise price, Outstanding	$ 8.39
Number exercisable, Exercisable	66,750
Weighted average exercise price, Exercisable	$ 8.4
10.12-10.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.12
Exercise Prices, maximum	$ 10.83
Number outstanding, Outstanding	106,669
Weighted average remaining contractual life (in years), Outstanding	4 years 10 months 2 days
Weighted average exercise price, Outstanding	$ 10.47
Number exercisable, Exercisable	32,918
Weighted average exercise price, Exercisable	$ 10.41

INCOME TAXES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Term of election to measure taxable income against U.S. dollar	4 years
Required income from exports, percent	25.00%
Withholding tax rate	15.00%
Recognition of tax benefit	$ 1,806
Accumulated losses for income tax purposes	6,285	15,690	53,400
Corporate tax rate	25.00%	24.00%	25.00%
Unrecognized tax benefits	$ 255
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	10.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	25.00%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption	4 years
Tax rate after full exemption period	25.00%
Post exemption period	3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption	2 years
Tax rate after full exemption period	25.00%
Post exemption period	5 years
Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Trapped Profits Law [Member] | Minimum [Member]
Beneficial tax rate to encourage distribution of profits	6.00%
Outside Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Post 2012 Rate Per Tax Burden Distribution Law [Member]
Corporate tax rate	25.00%

INCOME TAXES (Significant Components of Deferred Tax Assets)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Israel net operating loss carry-forwards ()	$ 1,317	$ 6,231
Temporary differences relating to reserve and allowances	489	1,709
Total net deferred tax asset before valuation allowance	1,806	7,940
Valuation allowance		(5,440)
Net deferred tax asset	$ 1,806	$ 2,500

INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current deferred income tax	$ 1,850	$ 2,500
Other long term assets	210
Other long term liability	(254)
Net deferred tax asset	$ 1,806	$ 2,500

INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Net income before taxes	$ 11,952	$ 25,618	$ 22,175
Theoretical tax expenses	2,988	6,148	5,544
Permanent differences, including difference between basis of measurement of income reported for tax purposes and basis of measurement of income for financial reporting purposes - net	46	36	117
Different tax rates of deferred taxes	1,901
Deferred taxes on carryforward tax losses for which valuation allowance was provided		(3,731)
Reinstate advances paid to tax authorities	(747)
Change in valuation allowance	(4,080)	(4,881)	(5,609)
Other	16	(72)	(52)
Total reconciling items	(2,864)	(8,648)	(5,544)
Actual tax expense (benefit)	$ 124	$ (2,500)

GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales)(Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	100.00%	100.00%	100.00%
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	23.00%	20.00%	40.00%
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	6.00%	8.00%	2.00%
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	1.00%	3.00%	5.00%
Asia Pacific excluding Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales by geographic area (as percentage of total sales):	70.00%	69.00%	53.00%

GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales)(Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	1.00%	6.00%	17.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	10.00%	3.00%	8.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	41.00%	29.00%	24.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	5.00%	5.00%	13.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	6.00%	8.00%	15.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	11.00%	9.00%
Others [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	26.00%	40.00%	23.00%

TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	236 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Directors [Member]	Dec. 31, 2011 Directors [Member]	Dec. 31, 2010 Directors [Member]
Related Party Transaction [Line Items]
Directors' fees		$ 204	$ 205	$ 227
Stock options granted	9,958,551	125,000

FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
Notional amount of the hedging instruments	$ 13,284	$ 8,905

FINANCIAL INSTRUMENTS (Fair Value of Derivative Contracts)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 449
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge		$ 402

FINANCIAL INSTRUMENTS (Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Balance at December 31, 2011	$ (402)
Amount of loss recognized in OCI	735
Amount of gain reclassified from OCI to income	116
Balance at December 31, 2012	$ 449

FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
Gain (loss) on derivative instruments	$ (116)	$ 496	$ 113